Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Oct. 18, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants [Line Items]
Each purchase of warrants (in Shares)	1
Warrants exercise price	$ 11.5	$ 0.01
Warrant outstanding (in Shares)		2,430,000					320,000	630,000
Number days after initial business combination	30 days
Warrant term	5 years	5 years
Warrant holders price per share		$ 9.2
Fair market value price		0.361
Redemption of warrants		$ 10
Market value percentage		180.00%
Warrant [Member]
Warrants [Line Items]
Each purchase of warrants (in Shares)	1	9.2
Percentage of warrant exercise price		115.00%
Redemption of warrants		$ 18
Public Warrant [Member]
Warrants [Line Items]
Warrants exercise price	$ 11.5	$ 11.5
Warrant outstanding (in Shares)	6,384,326
Number days after initial business combination		30 days
Total equity proceeds rate		60.00%
Private Placement Warrants [Member]
Warrants [Line Items]
Warrant outstanding (in Shares)	6,256,218
Share of Common Stock Equals or Exceeds $18.00 [Member]
Warrants [Line Items]
Redemption price per warrant		$ 0.01
Written notice days		30 days
Exercise of warrant trading days		20 days
Trading days	30 days	30 days
Share of Common Stock Equals or Exceeds $10.00 [Member]
Warrants [Line Items]
Redemption price per warrant		$ 0.1
Written notice days		30 days
Minimum threshold price of common stock		$ 10
Exercise of warrant trading days		20 days
Trading days		30 days
PLUM ACQUISITION CORP. I [Member]
Warrants [Line Items]
Business days	60 days
Warrant description	(A) the quotient obtained by dividing (x) the product of the number of shares of Common Stock underlying the warrants, multiplied by the excess of the “fair market value” (as defined below) less the exercise price of the warrants by (y) the fair market value and (B) 0.361. The “fair market value” as used in this paragraph shall mean the volume weighted average price of the shares of Common Stock for the 10 trading days ending on the trading day prior to the date on which the notice of exercise is received by the warrant agent.
Adjusted shares (in Shares)		1,341,140	74,695
PLUM ACQUISITION CORP. I [Member] | Warrant [Member]
Warrants [Line Items]
Warrant outstanding (in Shares)		12,640,544					12,640,544
PLUM ACQUISITION CORP. I [Member] | Share of Common Stock Equals or Exceeds $18.00 [Member]
Warrants [Line Items]
Redemption price per warrant	$ 0.01
Written notice days	30 years
Exercise of warrant trading days	20 days
PLUM ACQUISITION CORP. I [Member] | Share Price Equals Or Exceeds 10 USD [Member]
Warrants [Line Items]
Redemption price per warrant	$ 0.1
Written notice days	30 years
Minimum threshold price of common stock	$ 10
Exercise of warrant trading days	20 days
Trading days	30 days
Common Stock [Member] | Share of Common Stock Equals or Exceeds $18.00 [Member]
Warrants [Line Items]
Redemption price per warrant	$ 18
Minimum threshold price of common stock		$ 18
Common Stock [Member] | Share of Common Stock Equals or Exceeds $10.00 [Member]
Warrants [Line Items]
Warrant holders price per share		18
Class A Ordinary Share [Member]
Warrants [Line Items]
Warrants exercise price	10
Class A Ordinary Share [Member] | Share of Common Stock Equals or Exceeds $18.00 [Member]
Warrants [Line Items]
Redemption price per warrant		$ 18
Class A Ordinary Share [Member] | PLUM ACQUISITION CORP. I [Member]
Warrants [Line Items]
Each purchase of warrants (in Shares)		1
Warrants exercise price		$ 11.5
Warrant holders price per share	18
Adjusted shares (in Shares)			74,695
Class A Ordinary Share [Member] | PLUM ACQUISITION CORP. I [Member] | Share of Common Stock Equals or Exceeds $18.00 [Member]
Warrants [Line Items]
Minimum threshold price of common stock	$ 18
Class A Ordinary Share [Member] | PLUM ACQUISITION CORP. I [Member] | Share Price Less Than 920 USD [Member]
Warrants [Line Items]
Adjusted shares (in Shares)	79,654
Common Stock [Member] | Share of Common Stock Equals or Exceeds $10.00 [Member]
Warrants [Line Items]
Redemption price per warrant		$ 10
Common Stock [Member] | Class A Ordinary Share [Member] | PLUM ACQUISITION CORP. I [Member]
Warrants [Line Items]
Adjusted shares (in Shares)				7,980,409